CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (9,577,484)	$ (4,865,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	1,076	1,075
Excess derivative	1,940,439	0
Change in fair value of derivative	195,725	(310,975)
Gain / loss on modification of debt	29,145	43,334
Loss on modification of debt – related party	0	951,239
Stock-based compensation	794,607	3,250
Warrants issued to placement agent	503,655	0
Note issued as commitment	404,082	0
Loss on extinguishment of debt	989,032	0
(Gain) loss on note exchange	(3,480)	0
Prepayment Penalty	137,000	0
Amortization of debt discounts	2,534,103	2,274,519
Depreciation and amortization expense	1,322	1,324
Start-up costs	0	141,739
Changes in assets and liabilities:
Prepaid expenses	0	5,332
Other assets	50,000	0
Accounts payable and accrued expenses	300,421	238,387
Accrued compensation	216,667	150,000
Accrued interest, related party	96,211	204,364
Deferred rent	(49,565)	0
Accrued interest	11,746	(20,169)
Net cash used in operating activities	(1,425,298)	(1,182,305)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for investment in Alternative Solutions	(2,050,000)	0
Payment for construction in progress	0	(35,013)
Net cash used in investing activities	(2,050,000)	(35,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party convertible notes payable	761,829	150,000
Proceeds from related party notes payable	0	1,447,550
Proceeds from issuance of convertible note	1,655,000	0
Proceeds from notes payable	410,000	0
Principal payments on notes payable	(100,000)	0
Principal payments on related party notes payable	(237,794)	(61,000)
Repayments of convertible notes payable	(500,000)	(329,166)
Proceeds from sale of equity	1,460,917	0
Net cash provided by financing activities	3,449,952	1,207,384
Net increase in cash and cash equivalents	(25,346)	(9,934)
Cash and cash equivalents at beginning of period	78,310	88,244
Cash and cash equivalents at end of period	52,964	78,310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	53,837
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible note issued for unpaid accrued salary	150,000	362,500
Discount on convertible notes payable due to derivative	1,758,741	600,564
Related party notes payable reclassified as related party convertible notes payable	1,116,816	849,750
Common stock issued for conversion of related party notes payable	2,023,666	2,704,240
Common stock issued for conversion of notes payable	1,618,446	137,500
Common stock issued for settlement of accounts payable	6,000	0
Settlement of derivative liability	442,775	612,850
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of notes payable	$ 2,554,924	$ 137,500